EXPLANATORY NOTE

Incorporated herein by reference are supplements to the Victory Portfolios prospectus for Victory Special Value Fund and Victory International Fund filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 19, 2013  (SEC Accession No. 0001104659-13-050160).